Accrued Liabilities and Compensation (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Nov. 30, 2025	May 31, 2025	May 31, 2024
Accrued Liabilities and Compensation
Compensation and related expense	$ 255		$ 278	$ 208
Legal settlement	12,745	$ 16,500	50	7
Legal fees	15		50
Clinical expense	2,213		487	329
License fees	563		1,105	1,799
Lease payable	34		141	142
Investor proceeds held in escrow				300
Other liabilities			145	25
Total accrued liabilities	$ 15,825		$ 2,206	$ 2,810